Note 11 - Change on Accounting Method (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Additional Paid in Capital	$ 545,073		$ 545,073		$ 540,171	$ 521,305
Accumulated Deficit	$ (535,984)		$ (535,984)		$ (528,685)	(269,499)
Change in Warrant Liability						$ 0
Earnings Per Share	$ (.05)	$ (0.18)	$ (.14)	$ (0.38)	$ (5.16)	$ (8.60)
Previously Reported
Additional Paid in Capital						$ 519,702
Accumulated Deficit						(267,896)
Change in Warrant Liability						$ 925
Earnings Per Share						$ (8.54)
Revisions
Additional Paid in Capital						$ 1,603
Accumulated Deficit						(1,603)
Change in Warrant Liability						$ (925)
Earnings Per Share						$ (0.06)